INCOME TAX AND DEFERRED TAX ASSETS - Additional Information (Details)		6 Months Ended		12 Months Ended
	Jan. 01, 2019 USD ($) employee	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020	Dec. 31, 2020 USD ($)	Dec. 31, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Oct. 28, 2020
Income Tax And Deferred Tax Assets [Line Items]
Rate of corporation tax								19.00%
Period for statute of limitations due to computation errors		3 years
Period for statute of limitations under special circumstances		5 years
Maximum amount of underpayment of tax liability						$ 15,300	¥ 100,000
Period for statute of limitations if tax liability exceeds RMB100,000		10 years
Taxable income | $	$ 3,000,000
Number of employees | employee	300
Assets				$ 10,752,765	¥ 50,000,000	$ 9,790,089
PRC tax Jurisdiction
Income Tax And Deferred Tax Assets [Line Items]
Examination Period				5 years
Income tax less than RMB 1 million to RMB 3 million | Minimum
Income Tax And Deferred Tax Assets [Line Items]
Taxable income		¥ 1,000,000
Income tax less than RMB 1 million to RMB 3 million | Maximum
Income Tax And Deferred Tax Assets [Line Items]
Taxable income		¥ 3,000,000
Hong Kong
Income Tax And Deferred Tax Assets [Line Items]
Uniform tax rate		16.50%	16.50%
China
Income Tax And Deferred Tax Assets [Line Items]
Uniform tax rate		25.00%
China | Income tax less than RMB 1 million
Income Tax And Deferred Tax Assets [Line Items]
Uniform tax rate		5.00%
Taxable income		¥ 1,000,000
China | Income tax less than RMB 1 million to RMB 3 million
Income Tax And Deferred Tax Assets [Line Items]
Uniform tax rate		10.00%